Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 34,451	$ 28,836
Restricted cash	691	458
Current derivative asset		248
Non-current derivative assets	2,561	2,617
Financial liabilities:
Current derivative liabilities	3,710	2,124
Non-current derivative liabilities
Long-term debt, current and non-current	547,890	350,999
Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative asset		248
Financial liabilities:
Current derivative liabilities
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,561	2,617
Financial liabilities:
Current derivative liabilities	3,710	2,124
Non-current derivative liabilities
Quoted Price in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	34,451	28,836
Restricted cash	691	458
Significant Other Observable Inputs (Level 2) [Member]
Financial liabilities:
Long-term debt, current and non-current	547,890	350,999
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative asset		248
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,561	2,617
Financial liabilities:
Current derivative liabilities	$ 3,710	$ 2,124